TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ 14,250	$ 3,939	$ 3,343
R & D Credits for FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,200
State tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,600
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 44,870
Operating loss carryforwards utilization period	9 years
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 33,620
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	24,611
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,009
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	89,736
FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 10,614